Long-term obligations - Summary of movement in the long-term obligation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019
Disclosure of detailed information about Long-Term Obligation [Line Items]
Additions		$ 11,322
Accretion expense	$ 179	165
Payments	(3,500)	(3,500)
Ending balance		7,987
Current portion	4,666	3,417
Commercialization rights- Trogarzo® North American Territory
Disclosure of detailed information about Long-Term Obligation [Line Items]
Additions		6,765
Accretion expense	83	152
Payments	(3,500)	(3,500)
Ending balance		3,417
Commercialization rights- Trogarzo®European Territory
Disclosure of detailed information about Long-Term Obligation [Line Items]
Additions		4,557
Accretion expense	96	13
Ending balance		$ 4,570
Current portion	$ 4,666